Derivative Financial Instruments - Additional Information (Detail) (Allstate Life Insurance Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 186.6	$ (8.2)
Contract benefits
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) from valuation and settlements on embedded derivative financial instruments	$ 5.1	$ (4.3)